Fair Value of Assets and Liabilities - Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets, Fair value, Beginning Balance		$ 10,250
Servicing Assets, Fair value, Ending Balance		21,398	$ 10,250
Servicing Liabilities, Fair value, Beginning Balance		3,973
Servicing Liabilities, Fair value, Ending Balance		2,846	3,973
Fair Value, Measurements, Recurring [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets, Fair value, Beginning Balance		10,250	2,181
Servicing Assets, Issuances	[1]	16,546	10,079
Servicing Assets, Changes in fair value, included in servicing fees		(5,403)	(3,803)
Servicing Assets, Additions, included in deferred revenue		5	1,793
Servicing Assets, Fair value, Ending Balance		21,398	10,250
Servicing Liabilities, Fair value, Beginning Balance		3,973	3,973
Servicing Liabilities, Issuances	[1]	3,371	5,194
Servicing Liabilities, Changes in fair value, included in servicing fees		(4,498)	(5,194)
Servicing Liabilities, Additions, included in deferred revenue
Servicing Liabilities, Fair value, Ending Balance		$ 2,846	$ 3,973

[1]	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue.